Administrative Expenses (Details) - Schedule of administrative expenses - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Schedule of administrative expenses [Abstract]
Staff expense		$ 2,759,505	$ 2,201,515
Rental expense		702,664	547,513
Depreciation and amortization expense		167,380	153,316
Utilities expense		120,236	131,810
Travelling and entertainment expense		138,707	108,021
Professional fees		932,891	391,273
Repairs and maintenance		70,443	104,813
Employee benefits		548,628	358,287
Other service fees		273,333	282,322
Other expenses	[1]	960,685	474,696
Administrative expenses		$ 6,674,472	$ 4,753,566

[1]	Other expenses mainly comprised of stock-based compensation, office expenses, stamp duties, training costs, etc.